Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share
Schedule of income and share data used in calculation of basic earnings per share

	2021		2020	2019
Net income (in thousands of pesos)
Attributable to Owners of the Company	Ps.	1,804,590	338,361	472,142

Shares (in thousands of shares)
Weighted average of outstanding shares
Basic		36,974	34,083	30,200
Diluted		37,337	34,383	30,200

Basic and diluted earnings per share:

Basic earnings per share (pesos per share)	Ps.	48.81	9.93	15.63
Diluted earnings per share (pesos per share)		48.33	9.84	15.63